SHARE-BASED COMPENSATION - Share option activities (Details)				12 Months Ended
	Sep. 04, 2018 shares	Jan. 24, 2018 shares	Jun. 06, 2017 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥) shares
Number of Options
Exercised			(6,328,535)
Forfeited			(10,806,665)
Weighted-Average Exercise Price
Exercisable at end of period | $ / shares			$ 0.00
Stock Options
Number of Options
Outstanding at beginning of period				50,000	50,000
Granted		5,750,000		0	0
Exercised				0	0
Forfeited	(4,700,000)			0	0
Outstanding at end of period				50,000	50,000	50,000	50,000
Vested and expected at end of period				50,000					50,000
Exercisable at end of period				50,000					50,000
Weighted-Average Exercise Price
Outstanding at beginning of period | $ / shares				$ 0.93
Granted | $ / shares				0.00
Exercised | $ / shares				0.00
Forfeited | $ / shares				0.00
Outstanding at end of period | $ / shares				0.93		$ 0.93
Vested and expected at end of period | $ / shares				0.93
Exercisable at end of period | $ / shares				$ 0.93
Weighted-Average Remaining Contractual Term (years)
Outstanding at beginning of period				3 years 26 days	3 years 26 days	4 years 26 days	4 years 26 days
Vested and expected to vest at end of period				3 years 26 days	3 years 26 days
Exercisable at end of period				3 years 26 days	3 years 26 days
Aggregate Intrinsic Value
Outstanding at beginning of period | ¥					¥ 0
Granted | ¥ / shares					¥ 0.00
Exercised				$ 0	¥ 0	$ 0		$ 0
Forfeited | ¥					0
Outstanding at end of period | ¥					¥ 0		¥ 0
Vested and expected to vest at end of period | ¥									¥ 0
Exercisable at end of period | ¥									¥ 0
Performance conditions
Number of Options
Outstanding at beginning of period				2,000,000	2,000,000
Granted				0	0
Exercised				0	0
Forfeited				(1,000,000)	(1,000,000)
Outstanding at end of period				1,000,000	1,000,000	2,000,000	2,000,000
Vested and expected at end of period				1,000,000					1,000,000
Weighted-Average Exercise Price
Outstanding at beginning of period | $ / shares				$ 1.86
Granted | $ / shares				0.00
Exercised | $ / shares				0.00
Forfeited | $ / shares				0.93
Outstanding at end of period | $ / shares				0.93		$ 1.86
Vested and expected at end of period | $ / shares				$ 0.93
Weighted-Average Remaining Contractual Term (years)
Outstanding at beginning of period				3 years 26 days	3 years 26 days	2 years 22 days	2 years 22 days
Vested and expected to vest at end of period				3 years 26 days	3 years 26 days
Exercisable at end of period				0 years	0 years
Aggregate Intrinsic Value
Outstanding at beginning of period | ¥					¥ 0
Granted | ¥ / shares					¥ 0.00
Exercised | ¥					¥ 0
Forfeited | ¥					0
Outstanding at end of period | ¥					¥ 0		¥ 0
Vested and expected to vest at end of period | ¥									¥ 0
Exercisable at end of period | ¥									¥ 0
Stock options and ordinary shares granted by Red 5
Number of Options
Outstanding at beginning of period				5,111,250	5,111,250
Granted				0	0
Exercised				0	0
Forfeited				0	0
Outstanding at end of period				5,111,250	5,111,250	5,111,250	5,111,250
Vested and expected at end of period				5,111,250					5,111,250
Exercisable at end of period				5,111,250					5,111,250
Weighted-Average Exercise Price
Outstanding at beginning of period | $ / shares				$ 0.049
Granted | $ / shares				0.000
Exercised | $ / shares				0.000
Forfeited | $ / shares				0.000
Outstanding at end of period | $ / shares				0.049		$ 0.049
Vested and expected at end of period | $ / shares				0.049
Exercisable at end of period | $ / shares				$ 0.049
Weighted-Average Remaining Contractual Term (years)
Outstanding at beginning of period				1 year 2 months 27 days	1 year 2 months 27 days	2 years 2 months 27 days	2 years 2 months 27 days
Vested and expected to vest at end of period				1 year 2 months 27 days	1 year 2 months 27 days
Exercisable at end of period				1 year 2 months 27 days	1 year 2 months 27 days
Aggregate Intrinsic Value
Outstanding at beginning of period | $				$ 0
Granted | ¥ / shares					¥ 0
Exercised | $				0		$ 0		$ 0
Forfeited | $				0
Outstanding at end of period | $				0		$ 0
Vested and expected to vest at end of period | $				0
Exercisable at end of period | $				$ 0